FINANCIAL INSTRUMENTS - Derivative instruments (Details) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
FINANCIAL INSTRUMENTS
Amount receivable	R$ 36,623	R$ 52,868
Amount payable	3,306	1,747
Fair value of derivatives
Current assets	36,623	16,921
Non-current assets		35,947
Total assets	36,623	52,868
Current liabilities	3,306	1,747
Total liabilities	3,306	1,747
Net income
Gains on financial instruments	22,107	86,743
Losses on financial instruments	(67,733)	(263,644)
Total gains (losses) on financial instruments	(45,626)	(176,901)	R$ (14,979)
Other comprehensive income
Losses on financial instruments		(783)
Total gains (losses) on financial instruments		(783)
Commodity derivatives | Maturity In 2025
FINANCIAL INSTRUMENTS
Nominal value | $				$ 1.1	$ 4.3
Amount payable		1,747
Commodity contracts | Maturity in 2026
FINANCIAL INSTRUMENTS
Amount receivable	R$ 20,113	R$ 16,921
Swaps USD x DI | Maturity in 2026
FINANCIAL INSTRUMENTS
Percentage of basis used to calculate interest rate	107.90%	107.90%
Nominal value | $				$ 30.6	$ 30.6
Amount receivable	R$ 16,510	R$ 35,947
Swaps IPCA x DI | Maturity in 2026
FINANCIAL INSTRUMENTS
Percentage of basis used to calculate interest rate	1.10%
Nominal value	R$ 300,000
Amount payable	R$ 2,192
Swaps IPCA x DI | Maturity in 2026
FINANCIAL INSTRUMENTS
Percentage of basis used to calculate interest rate	0.90%
Nominal value	R$ 150,000
Amount payable	R$ 1,114